Other Income (Details) - Schedule of Other Income	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule of Other Income [Abstract]
Interest income	RM 942	$ 202	RM 22
Wage subsidy			29,900
Gain on disposal of financial asset, FVTOCI	780,319	167,167
Gain on disposal of property and equipment			1,891
Foreign exchange gain	158,801	34,020
Reimbursement income for expenses incurred	104,839	22,460	77,989
Others	10,005	2,143
Total	RM 1,054,906	$ 225,992	RM 109,802